Loans Held for Investment, at Fair Value - Schedule of Mortgage Loans Held For Investment At Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value adjustments	$ 39,825	$ 126,635
Loans held for investment, at fair value	907,998	1,031,328
Reverse mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment - UPB	724,800	815,426
Commercial mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment - UPB	$ 143,373	$ 89,267